Organization and Basis of Presentation - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income	$ 125,229	$ 82,269	$ 9,038	$ 288,983
Numerator for basic and diluted EPS - income available to common Shareholders	$ 125,229	$ 82,269	$ 9,038	$ 288,983
Denominator for basic EPS - Weighted average shares	33,364,167	31,985,827	32,260,622	31,955,416
Dilutive Effect of Warrants	2,624,167	2,077,564	2,697,880	2,130,835
Denominator for diluted EPS - adjusted Weighted average shares and assumed Conversions	35,988,334	34,063,391	34,958,502	34,086,251
Basic and Diluted income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.01